Appendix IV	12 Months Ended
Dec. 31, 2017
Appendix IV
Appendix IV

APPENDIX IV

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Property, Plant and Equipment

for the year ended

31 December 2017
(Expressed in thousands of Euros)

	Balances at 31/12/2016	Additions	Business combination	Transfers	Disposals	Translation differences	Balances at 31/12/2017
Cost:
Land and buildings	687,856	28,503	19,628	12,694	(823)	(74,324)	673,534
Plant and machinery	1,655,837	82,234	9,068	123,816	(10,098)	(156,178)	1,704,679
Fixed Assets under construction	275,003	149,610	555	(137,073)	—	(25,976)	262,119

	2,618,696	260,347	29,251	(563)	(10,921)	(256,478)	2,640,332

Accumulated depreciation:
Buildings	(59,376)	(14,708)	—	—	710	6,609	(66,765)
Plant and machinery	(746,268)	(136,314)	—	34	7,993	63,773	(810,782)

	(805,644)	(151,022)	—	34	8,703	70,382	(877,547)

Impairment of other property, plant and equipment	(3,200)	258	—	—	—	210	(2,732)

Carrying amount	1,809,852	109,583	29,251	(529)	(2,218)	(185,886)	1,760,053

			(See note 3)

This appendix forms an integral part of note 9 to the consolidated financial statements.

APPENDIX IV
GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Property, Plant and Equipment
for the year ended

31 December 2016
(Expressed in thousands of Euros)

	Balances at 31/12/2015	Additions	Transfers	Disposals	Translation differences	Balances at 31/12/2016
Cost:
Land and buildings	613,476	12,993	44,060	(780)	18,107	687,856
Plant and machinery	1,431,030	87,536	116,724	(19,515)	40,062	1,655,837
Fixed Assets under construction	263,610	163,059	(162,292)	—	10,626	275,003

	2,308,116	263,588	(1,508)	(20,295)	68,795	2,618,696

Accumulated depreciation:
Buildings	(44,057)	(13,777)	(2)	178	(1,718)	(59,376)
Plant and machinery	(616,369)	(127,119)	149	13,605	(16,534)	(746,268)

	(660,426)	(140,896)	147	13,783	(18,252)	(805,644)

Impairment of other property, plant and equipment	(3,288)	147	—	—	(59)	(3,200)

Carrying amount	1,644,402	122,839	(1,361)	(6,512)	50,484	1,809,852

This appendix forms an integral part of note 9 to the consolidated financial statements.